Property and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

3. Property and Equipment

Property and equipment consist of the following at:

	June 30, 2017	December 31, 2016
Furniture and equipment	$503	$503
Less accumulated depreciation	(309)	(261)
	$194	$242

Depreciation expense for the six months ended June 30, 2017 and 2016 was $48 and $620, respectively. During the six months ended June 30, 2016, we recorded a loss on disposal of assets of $4,862.

3. Property and Equipment

Property and equipment consist of the following at:

	December 31, 2016	December 31, 2015

Furniture and equipment	$503	$9,786
Less accumulated depreciation	(261)	(3,982)
	$242	$5,804

Depreciation expense for the years ended December 31, 2016 and 2015 was $700 and $4,451, respectively. During the year ended December 31, 2016, we recorded a loss on disposal of assets of $4,862.